RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

28.	RELATED PARTY TRANSACTIONS

We transact business with the following related parties, being companies in which Hemen and companies associated with Hemen have a significant interest: SFL, Seadrill Limited, Seatankers Management Norway AS, Seatankers Management Co. Ltd, Golden Ocean, Arcadia Petroleum Limited, Archer Limited, North Atlantic Drilling Ltd, Northern Drilling Ltd, Flex LNG Ltd, and Avance Gas. We also own an interest in FMSI which is accounted for as an equity method investment.

SFL Transactions

SFL are the counterparty to three vessels we hold as Vessels Under Finance Lease, further information can be found in Note 19.

In the year ended December 31, 2018 we terminated the leases on six VLCCs. In the year ended December 31, 2017 we terminated the leases on two VLCCs and two Suezmax tankers. Further information on the gain (loss) on termination of leases can be found in Note 19.

A total of $20.1 million in relation to the promissory notes payable to SFL, following the termination of the leases on Front Circassia, Front Page, Front Stratus, Front Serenade and Front Ariake, is included within long-term debt as of December 31, 2019 (2018: $21.9 million). The Company was charged $1.6 million (2018: $0.9 million) in the year ended December 31, 2019 for interest expense in relation to these notes.

A summary of leasing transactions with SFL in the years ended December 31, 2019, 2018 and 2017 are as follows;

(in thousands of $)	2019	2018	2017
Charter hire paid (principal and interest)	11,745	47,324	75,055
Lease termination payments	—	(22,391)	(19,006)
Lease interest expense	6,940	16,400	25,980
Contingent rental income	(2,607)	(19,738)	(26,148)
Remaining lease obligation	87,930	99,784	299,016

Contingent rental income in 2019 is primarily due to the fact that the actual profit share expense earned by SFL in 2019 of $4.8 million (2018: $1.5 million, 2017: $5.6 million) was $2.2 million (2018: $19.7 million, 2017: $26.1 million) less than the amount accrued in the lease obligation payable when the leases were recorded at fair value at the time of the Merger.

In January 2014, the Company commenced a pooling arrangement with SFL, between two of its Suezmax tankers Front Odin and Front Njord and two SFL vessels Glorycrown and Everbright. The Company recognized a loss of $1.5 million in 2019 in relation to the pooling arrangement which is payable to SFL (2018: gain of $0.2 million, 2017: loss of $2.1 million).

FMSI transactions

In July 2018, the Company advanced a loan of $6.0 million to FMSI. The loan is interest free with no fixed repayment date. In January 2019, FMSI repaid $3.0 million to the Company. In the year ended December 31, 2018, the Company entered into agreements to purchase EGCS from FMSI with a financial commitment of approximately $26.0 million, excluding installation costs. In the year ended December 31, 2019 the Company paid or accrued amounts totalling $9.1 million (2018: $8.2 million) in relation to the installation of EGCS on its owned and leased vessels.

Transactions with other affiliates of Hemen

In June 2016, the Company signed a $275.0 million senior unsecured facility agreement with an affiliate of Hemen, the Company's largest shareholder. The Company repaid $66.0 million in the year ended December 31, 2019 from the facility and up to $155.0 million remains available and undrawn as of December 31, 2019. The Company recognized interest expense of $8.9 million in the year ended December 31, 2019 (2018: $9.3 million). In October 2019, the Company extended the terms of the facility by six months to May 2021.

In August 2019, an affiliate of Hemen provided a guarantee to finance the cash amount of up to $547.0 million, payable at closing of the Acquisition. A $3.4 million guarantee fee was paid in the year ended December 31, 2019. The Company closed the Acquisition on March 16, 2020 with the proceeds from the ICBCL financing arrangement, hence the Company will not proceed with the Hemen facility. See Note 31. for further details.

A summary of net amounts earned from (paid to) related parties for the years ended December 31, 2019, 2018 and 2017 are as follows:

(in thousands of $)	2019	2018	2017
Seatankers Management Co. Ltd	18,878	7,152	3,420
SFL	1,591	2,001	3,473
Golden Ocean	6,851	7,138	6,671
Seatankers Management Norway AS	(705)	(735)	(767)
Arcadia Petroleum Limited	3,197	—	—
Seadrill Limited	367	279	470
Archer Limited	418	317	238
Flex LNG Ltd	1,195	1,788	4,432
North Atlantic Drilling Ltd	—	29	37
Avance Gas	518	—	—
Other related parties	197	101	67

Net amounts earned from other related parties comprise office rental income, technical and commercial management fees, newbuilding supervision fees, freights, corporate and administrative services income. Amounts paid to related parties comprise rental for office space and the provision of other administrative services.

Related party balances

A summary of balances due from related parties at December 31, 2019 and 2018 is as follows:

(in thousands of $)	2019	2018
SFL	4,982	1,653
Seatankers Management Co. Ltd	5,490	2,657
Archer Limited	94	173
Golden Ocean	3,593	2,370
Seadrill Limited	554	538
Arcadia Petroleum Limited	—	—
Flex LNG Ltd	391	210
North Atlantic Drilling Ltd	25	116
Avance Gas	240
Other related parties	212	178
	15,581	7,895

A summary of balances due to related parties at December 31, 2019 and 2018 is as follows:

(in thousands of $)	2019	2018
SFL Corporation Ltd	9,193	8,886
Seatankers Management Co. Ltd	4,037	3,236
Golden Ocean	6,241	5,558
Flex LNG Ltd	636	1,058
Avance Gas	79	—
	20,186	18,738